Note 14 - Stock-based Compensation - Fair Value of Each Option Grant Assumptions Used (Details)	12 Months Ended
Dec. 31, 2023 $ / shares
Risk free rate	4.00%
Expected life in years (Year)	4 years 2 months 12 days
Expected volatility	33.50%
Dividend yield	0.60%
Weighted average fair value per option granted (in dollars per share)	$ 44.19